Acquisitions - Schedule of Recognized Identified Assets Acquired and Liabilities Assumed (Details) - USD ($) $ / shares in Units, $ in Thousands, shares in Millions	Jul. 30, 2021	Mar. 31, 2022	Dec. 31, 2021
Fair value of assets acquired, and liabilities assumed:
Goodwill on acquisition		$ 1,055,760	$ 1,055,760
Blockcap Inc [Member]
Settlement of preexisting contracts	$ (60,522)
Total Consideration	1,138,838
Fair value of assets acquired, and liabilities assumed:
Cash and cash equivalents	704
Other current assets	633
Intangible assets, net	2,925
Property, plant and equipment, net	97,964
Other noncurrent assets	1,293
Total assets acquired	181,079
Accounts payable	492
Accrued expenses and other	22,647
Deferred revenue	414
Other current liabilities	7,204
Deferred tax liability	9,003
Total liabilities assumed	39,760
Total identifiable net assets	141,319
Goodwill on acquisition	$ 997,519
Business acquisition, share price (in dollars per share)	$ 10.11
Blockcap Inc [Member] | Bitcoin (BTC)
Fair value of assets acquired, and liabilities assumed:
Other current assets	$ 73,304
Blockcap Inc [Member] | Ethereum (ETH)
Fair value of assets acquired, and liabilities assumed:
Other current assets	365
Blockcap Inc [Member] | Digital assets-Bitcoin cash
Fair value of assets acquired, and liabilities assumed:
Other current assets	8
Blockcap Inc [Member] | Siacoin (SC)
Fair value of assets acquired, and liabilities assumed:
Other current assets	554
Blockcap Inc [Member] | Digital assets-Other
Fair value of assets acquired, and liabilities assumed:
Other current assets	3,329
Common Stock [Member] | Blockcap Inc [Member]
Consideration, common stock issued	$ 1,151,985
Fair value of assets acquired, and liabilities assumed:
Business combination, number of shares issued (in shares)	113.9
Share-based Payment Arrangement [Member] | Blockcap Inc [Member]
Consideration, common stock issued	$ 21,768
Settlement of Blockcap debt	$ 25,607